Material Related Party Transactions - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions		1 Months Ended	12 Months Ended
	Oct. 31, 2020 shares ¥ / shares	Mar. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) Aircraft	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Loans from related party			¥ 119,780	¥ 96,267
Interest expense paid			2,797	¥ 2,448	¥ 1,914
Number of convertible bonds issued | Aircraft				58,965,930
Within 1 year [member]
Disclosure of transactions between related parties [line items]
Loans from related party			85,336	¥ 57,913
A Share Convertible Bond [Member]
Disclosure of transactions between related parties [line items]
Number of convertible bonds issued | shares	160,000,000
Convertible bond conversion price per share | ¥ / shares	¥ 100
Number of convertible bonds subscribed | shares	101,027,580
Unsecured Entrusted Loans [Member] | Within 1 year [member]
Disclosure of transactions between related parties [line items]
Loans from related party			10,005	0
Interest expense accrued			¥ 5
Entrusted loans maturity period			one year
Unsecured Entrusted Loans [Member] | Later than one year [member]
Disclosure of transactions between related parties [line items]
Loans from related party			¥ 3,002	¥ 1,001
Interest expense accrued			¥ 2
Entrusted loans maturity period			over one year	over one year
Medium Term Notes [Member]
Disclosure of transactions between related parties [line items]
Interest rate						3.20%
Entrusted loans maturity period			3	3		3
Medium Term Notes [Member] | SA Finance [Member]
Disclosure of transactions between related parties [line items]
Debt instrument carrying amount		¥ 300,000,000
Debt instrument outstanding amount			¥ 300,000,000
A tranche of medium term notes [Member]
Disclosure of transactions between related parties [line items]
Loans from related party		¥ 1,000,000,000
Interest rate		3.28%
Entrusted loans maturity period		5 years
Southern Airlines Group Finance Co.,Ltd [member]
Disclosure of transactions between related parties [line items]
Loans from related party			6,363	¥ 3,018
Interest expense paid			¥ 197	¥ 76
Interest rate range			3.00% to 3.30%	3.00% to 3.30%
Interest income received on deposits			¥ 202	¥ 159
Southern Airlines Group Finance Co.,Ltd [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Loans from related party			13,000	1,000
Interest expense paid			¥ 90	¥ 22
Interest rate			2.00%	3.85%